Climate change and energy transition - Price sensitivity (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($) € / $ $ / MMBTU $ / tCO2 $ / bbl € / t	Dec. 31, 2024 € / t
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price (in USD/tCO2) | € / t	74	66
Equinor's assumptions for currency rates (EUR/USD) | € / $	1.15
Commodity | Management's price assumptions | 2035
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	75
TTF (in USD/MMbtu) | $ / MMBTU	9.4
EU ETS price (in USD/tCO2) | $ / tCO2	140
Commodity | Management's price assumptions | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	72
TTF (in USD/MMbtu) | $ / MMBTU	10.5
EU ETS price (in USD/tCO2) | $ / tCO2	191
Commodity | Net Zero Emissions (NZE) by 2050 Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 1
Commodity | Net Zero Emissions (NZE) by 2050 Scenario | 2035
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	33
TTF (in USD/MMbtu) | $ / MMBTU	4.3
EU ETS price (in USD/tCO2) | $ / tCO2	185
Commodity | Net Zero Emissions (NZE) by 2050 Scenario | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price (in USD/bbl) | $ / bbl	25
TTF (in USD/MMbtu) | $ / MMBTU	4.1
EU ETS price (in USD/tCO2) | $ / tCO2	257